COMMITMENTS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
2013	6
2014	4.3
2015	1.7
2016	1.7
2017	1.6
Subsequent years	0.7
Operating Leases, Future Minimum Payments Due	16